Leases - Schedule of Future Minimum Lease Payments under Non-Cancelable Operating Leases for Current Period (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014
Leases
Minimum lease payments, Total	¥ 149,942
Minimum lease payments, Less than 1 year	18,310
Minimum lease payments, 1 to 2 years	16,461
Minimum lease payments, 2 to 3 years	12,456
Minimum lease payments, 3 to 4 years	11,707
Minimum lease payments, 4 to 5 years	10,931
Minimum lease payments, More than 5 years	¥ 80,077